Credit Facilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Credit Facilities
17.	Credit Facilities

17.1.	Bank Debt

	December 31	December 31
(in thousands)	2020	2019

Current portion	$-	$-
Long-term portion	195,000	874,500

Gross bank debt outstanding 1	$195,000	$874,500

1)	There is $5 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other (see Note 25).
On February 27, 2020, the term of the Company’s $2 billion revolving term loan (“Revolving Facility”) was extended by an additional year, with the facility now maturing on February 27, 2025. The Company incurred fees of $1 million in relation to this extension.
The Company’s Revolving Facility has financial covenants which require the Company to maintain: (i) a net debt to tangible net worth ratio of less than or equal to 0.75:1; and (ii) an interest coverage ratio of greater than or equal to 3.00:1. Only cash interest expenses are included for the purposes of calculating the interest coverage ratio. The Company is in compliance with these debt covenants as at December 31, 2020.
Effective February 27, 2020, at the Company’s option, amounts drawn under the Revolving Facility incur interest based on the Company’s leverage ratio at either (i) LIBOR plus 1.00% to 2.05%; or (ii) the Bank of Nova Scotia’s Base Rate plus 0.00% to 1.05%. Undrawn amounts under the Revolving Facility are subject to a stand-by
fee of 0.20% to 0.41% per annum, dependent on the Company’s leverage ratio.
The Revolving Facility, which is classified as a financial liability and reported at amortized cost using the effective interest method, can be drawn down at any time to finance acquisitions, investments or for general corporate purposes.

17.2.	Lease Liabilities
The lease liability relative to the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

	December 31	December 31
(in thousands)	2020	2019

Current portion	$773	$724
Long-term portion	2,864	3,528

Total lease liabilities	$3,637	$4,252
The maturity analysis of these leases is as follows:

December 31
(in thousands)	2020

Not later than 1 year	$773

Later than 1 year and not later than 5 years	2,864
Later than 5 years	-

Total lease liabilities	$3,637

17.3.	Finance Costs
A summary of the Company’s finance costs relative to the above facilities during the period is as follows:

	Years Ended December 31

(in thousands)	Note	2020	2019

Interest Expense During Period

Average principal outstanding during period		$601,112	$1,099,846

Average effective interest rate during period	17.1	2.03%	4.07%

Total interest expense incurred during period		$12,226	$44,767

Costs related to undrawn credit facilities	17.1	4,349	3,834

Interest expense - lease liabilities	17.2	140	175

Letters of guarantee		-	(46)

Total finance costs		$16,715	$48,730